Accounting Policies (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Prospective Adoption of New Accounting Pronouncements [Abstract]
Deferred policy acquisition costs	$ 901				$ 1,031				$ 901	$ 1,031
Net deferred tax liability (included in other liabilities)	133				42				133	42
Shareholders' equity	4,411				4,331				4,411	4,331
Net earnings attributable to shareholders	109	97	48	88	132	143	103	104	342	482	523
Diluted earnings per Common Share	$ 1.09	$ 0.95	$ 0.46	$ 0.83	$ 1.22	$ 1.30	$ 0.92	$ 0.92	$ 3.32	$ 4.36	$ 4.48
As reported [Member]
Prospective Adoption of New Accounting Pronouncements [Abstract]
Deferred policy acquisition costs	1,105				1,244				1,105	1,244
Net deferred tax liability (included in other liabilities)	203				116				203	116
Shareholders' equity	4,545				4,470				4,545	4,470
Net earnings attributable to shareholders									343	479	519
Diluted earnings per Common Share									$ 3.33	$ 4.33	$ 4.45
As adjusted [Member]
Prospective Adoption of New Accounting Pronouncements [Abstract]
Deferred policy acquisition costs	901				1,031				901	1,031
Net deferred tax liability (included in other liabilities)	133				42				133	42
Shareholders' equity	4,411				4,331				4,411	4,331
Net earnings attributable to shareholders									$ 342	$ 482	$ 523
Diluted earnings per Common Share									$ 3.32	$ 4.36	$ 4.48